787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sanford C. Bernstein Fund, Inc.

Post-Effective Amendment No. 77 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 33-21844 and File No. 811-05555)

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Fund”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 77 to the Fund’s Registration Statement under the 1933 Act and Amendment No. 78 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of AB Intermediate New York Municipal Portfolio, AB Intermediate California Municipal Portfolio and AB Intermediate Diversified Municipal Portfolio, each a series of the Fund (the “Portfolios”).

The Amendment is being filed to register Class Z shares of each of the Portfolios. The only changes made in the Amendment to the Portfolios’ current prospectus and Statement of Additional Information are to add disclosure regarding Class Z shares to the fee table and expense example and to add disclosure about the characteristics of Class Z shares, including the eligibility considerations for the class. The disclosure regarding Class Z shares in the Amendment is substantially identical to the disclosure regarding that class in Post-Effective Amendment No. 57 of AB Global Bond Fund, Inc., which was filed on January 31, 2018 and became effective automatically on January 31, 2018. The disclosure other than that regarding Class Z shares in the Amendment is substantially identical to the disclosure regarding the Portfolios in Post-Effective Amendment No. 75 of the Fund, which was filed on January 26, 2018 and became effective automatically on January 26, 2018, as supplemented on February 16, 2018 and further supplemented on April 26, 2018. Accordingly, on behalf of the Fund, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK        WASHINGTON        HOUSTON        PARIS         LONDON        FRANKFURT        BRUSSELS         MILAN        ROME

in alliance with Dickson Minto W.S., London and Edinburgh

April 30, 2018

Should you have any questions concerning the Amendment, please call the undersigned at (212) 728-8131.

Very truly yours,

/s/ Stephanie P. Albano
Stephanie P. Albano

Enclosures

cc:	Nancy E. Hay, Esq.

P. Jay Spinola, Esq.